Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Changes in Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2023 to December 31, 2025:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Balance at January 1,	31,358	60,639	58,311
Cost incurred for dry docking	16,847	7,939	24,349
Transfer to vessels held for sale and write-down of vessels	(1,127)	(18,130)	(3,920)
Dry-dock amortization	(13,936)	(19,090)	(18,101)
Balance at December 31,	33,142	31,358	60,639